UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one): 	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart L. Merzer
Title:  Chief Compliance Officer
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart L. Merzer	New York, NY		November 7, 2003

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		30
Form 13F Information Table Value Total:		$468,634

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       355   16475 SH        SOLE           16475
Andrew Corp                   COMMON     034425108      2988  243092 SH        SOLE          243092
Biogen Inc                    COMMON     090597105     45876 1200000 SH      DEFINED   01   1200000
Cardinal Health Inc           COMMON     14149Y108     11081  189774 SH        SOLE          189774
Career Education Corp         COMMON     141665109      3296   72770 SH        SOLE           72770
Carnival PLC                   ADR       14365C103     12898  405100 SH      DEFINED   01    405100
CIMA Labs Inc                 COMMON     171796105     29649 1060800 SH      DEFINED   01   1060800
Concord EFS Inc               COMMON     206197105      2365  173000 SH      DEFINED   01    173000
Devon Energy Corp             COMMON     25179M103      4383   90945 SH        SOLE           90945
Enzon Pharmaceuticals Inc     COMMON     293904108      6984  600000 SH      DEFINED   01    600000
General Elec Co               COMMON     369604103      4915  164882 SH        SOLE          164882
Genesis Microchip Inc         COMMON     37184C103      2690  240000 SH      DEFINED   01    240000
HSBC Hldgs PLC               SPON ADR    404280406      3825   57953 SH        SOLE           57953
IDEC Pharmaceuticals Corp     COMMON     449370105       391   11791 SH        SOLE           11791
Igen Inc                      COMMON     449536101     16265  281400 SH      DEFINED   01    281400
Information Res Inc           COMMON     456905108      1555  338100 SH      DEFINED   01    338100
InterActiveCorp               COMMON     45840Q101     14365  434635 SH        SOLE          434635
Legato Sys Inc                COMMON     524651106     65018 5800000 SH      DEFINED   01   5800000
Lehman Bros Hldgs Inc         COMMON     524908100     20899  302540 SH      DEFINED   01    302540
Networks Assocs Inc           COMMON     640938106      1366   99262 SH        SOLE           99262
New Focus Inc                 COMMON     644383101      1206  268587 SH      DEFINED   01    268587
Northrop Grumman Corp         COMMON     666807102      2238   25958 SH        SOLE           25958
Officemax Inc                 COMMON     67622M108     19998 2134300 SH      DEFINED   01   2134300
Overture Svcs Inc             COMMON     69039R100     26119  986000 SH      DEFINED   01    986000
PracticeWorks Inc             COMMON     739419109     37937 1767000 SH      DEFINED   01   1767000
Price Communications Corp     COMMON     741437305     16244 1310000 SH      DEFINED   01   1310000
Roadway Corp                  COMMON     769742107     48183  987963 SH      DEFINED   01    987963
Taubman Ctrs Inc              COMMON     876664103      3291  167900 SH      DEFINED   01    167900
Titan Corp                    COMMON     888266103     61743 2962723 SH      DEFINED   01   2962723
Univision Communications       CL A      914906102       510   15959 SH        SOLE           15959

                                                      468634